Basis of presentation and significant accounting policies (Details 5)	12 Months Ended
Mar. 31, 2015
Intangible assets excluding software development costs | Minimum
Intangible assets
Estimated useful lives of intangible assets	5 years
Intangible assets excluding software development costs | Maximum
Intangible assets
Estimated useful lives of intangible assets	8 years
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	3 years
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	5 years